Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial instruments [Abstract]
Financial Instruments

NOTE 3. FINANCIAL INSTRUMENTS
Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.23	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	1,995,884,822	—
Argentine Central Bank’s Bills (*)	—	316,319,663	—
Government Securities (*)	572,828,611	—	—
Corporate Securities (*)	25,966,254	—	—
Derivative Financial Instruments	35,290,286	—	—
Repurchase Transactions	—	1,170,165,239	—
Other Financial Assets	49,300,833	128,802,703	—
Loans and Other Financing	—	3,080,706,325	—
Other Debt Securities (*)	—	1,588,686,366	21,328,319
Financial Assets Pledged as Collateral	36,054,319	395,502,883	—
Investments in Equity Instruments	9,637,518	—	—
Liabilities
Deposits	—	5,707,779,943	—
Liabilities at fair value through profit or loss	49,485,078	—	—
Derivative Financial Instruments	12,238,747	—	—
Repurchase Transactions	—	23,346,266	—
Other Financial Liabilities	—	1,273,329,296	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	138,128,699	—
Debt Securities	—	92,715,512	—
Subordinated Debt Securities	—	205,612,893	—
(*)    Recorded in Debt Securities at fair value trough profit or loss, except for Argentine Central Bank´s Bills at amortized cost that are recorded in Other debt securities.

Portfolio of Instruments as of 12.31.22	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	1,393,686,854	—
Argentine Central Bank’s Bills (*)	2,242,639,562	—	—
Government Securities (*)	220,650,695	—	—
Corporate Securities (*)	3,900,088	—	—
Derivative Financial Instruments	10,362,961	—	—
Repurchase Transactions	—	359,750,280	—
Other Financial Assets	32,881,802	141,558,441	—
Loans and Other Financing	—	3,871,626,785	—
Other Debt Securities	—	1,130,358,620	11,495,275
Financial Assets Pledged as Collateral	2,263,880	471,395,656	—
Investments in Equity Instruments	6,972,539	—	—
Liabilities
Deposits	—	6,670,282,388	—
Liabilities at fair value through profit or loss	243,592	—	—
Derivative Financial Instruments	5,275,600	—	—
Other Financial Liabilities	—	1,086,252,228	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	116,684,862	—
Debt Securities	—	209,587,705	—
Subordinated Debt Securities	—	141,394,653	—
(*)    Recorded in Debt Securities at fair value trough profit or loss.